Debentures	12 Months Ended
Dec. 31, 2019
14. Debentures

Debentures require monthly interest only payments and bear interest at annual rates ranging between 10.0% and 18.0% (2018 – 10.0% and 18.0%, 2017 – 12% and 18.2%) with principal amounts due at various periods up to December 8, 2022. Interest expense on the debentures is included in debenture and other financing expense in the consolidated statement of operations and comprehensive income (loss). Debentures are subordinated to the Credit Facility – Other and are secured by the assets of the Company. The Debentures are governed by the terms of a trust deed and, among other things, are subject to a subordination agreement which effectively extends the earliest maturity date of such debentures to July 2, 2022, being the maturity date of the Credit Facility – Other.

	December 31, 2019	December 31, 2018
Principal balance	43,496	41,625
Interest payable	543	531
	44,039	42,156

Management routinely reviews its outstanding debentures and actively renegotiates terms, including interest rates and maturity dates, and will continue to refinance these long-term debentures as they become due and payable. The debenture principal repayment dates, after giving effect to the subordination agreement referenced above, are as follows:

2020	-
2021	-
2022	43,496
43,496